Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (16,803,045)	$ (13,283,887)	$ (6,217,566)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Share option charge	1,121,273	1,286,128	1,737,876
Warrant charge	11,372	28,963	61,721
Forfeiture of options	(1,419)	(12,412)	(19,149)
Depreciation of fixed assets	3,866	3,797	2,331
(Gain)/Loss on foreign exchange	55,183	51,192	(9,230)
Expenses settled in shares	3,452,769	86,028
Gain on disposal of right of use asset			(179)
Net decrease in related party receivables			27,376
Net increase/(decrease) in related party payables	(570,075)	814,319	48,900
Net (increase)/decrease in operating assets/other receivables	440,257	167,718	(802,154)
Net (decrease)/increase in trade and other payables	2,799,282	2,963,759	(297,991)
Cash inflow from taxation		199,153
Net cash used in operating activities	(9,490,537)	(7,695,242)	(5,468,065)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment		(5,916)	(1,669)
Net cash used in investing activities		(5,916)	(1,669)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares		7,323,354
Proceeds from Fundraising, net	6,208,508
Processed from warrants exercised			2,153,270
Loan from related party		2,000,000
Net cash provided by financing activities	6,208,508	9,323,354	2,153,270
Net (decrease)/increase in cash and cash equivalents	(3,282,029)	1,622,196	(3,316,464)
Cash and cash equivalent, beginning of period	4,045,381	2,700,724	6,889,329
Exchange difference	63,496	(277,539)	(872,141)
Cash and cash equivalent, end of period	826,848	4,045,381	2,700,724
Non Cash items:
Conversion of related party loan into shares	$ 3,150,000

[1]	Refer to Note 2A and 18A